                                                                                    December 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:     Dreyfus Opportunity Funds

-      Dreyfus Natural Resources Fund

          Act No. 811-09891

          33 Act No. 333-34474

          CIK No. 0001111178

Dear Sir or Madam:

          Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended September 30, 2015.

          Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

                                                                   Very truly yours,

                                                                  /s/ Elyse Cardona

                                                                  Elyse Cardona

                                                                  Senior Paralegal

EC/

Enclosures